Convertible Notes Payable (Details) - USD ($)											1 Months Ended										3 Months Ended				6 Months Ended		12 Months Ended
		Mar. 07, 2022	Mar. 03, 2022	Oct. 25, 2021	May 14, 2021	Dec. 09, 2020	Oct. 31, 2020	Jul. 06, 2020	Jul. 01, 2020	Feb. 11, 2020	May 31, 2022	May 20, 2022	Feb. 22, 2022	Jun. 19, 2021	Sep. 23, 2020	Sep. 15, 2020	Feb. 25, 2020	Nov. 30, 2019	Mar. 31, 2018	Feb. 28, 2018	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2021	Jul. 06, 2021	Aug. 17, 2020	Jul. 31, 2020	Jul. 17, 2020	Jul. 13, 2020	Jun. 30, 2020	Jun. 25, 2020	Feb. 04, 2020	Jul. 17, 2018
Convertible Notes Payable (Details) [Line Items]
Promissory notes												$ 115,163											$ 1,280,680				$ 168,850	$ 1,280,680
Conversion shares percentage							75.00%
Debt discount																											113,481
Debt issuance costs																					$ 125,300				$ 125,300
Debt discount												$ 15,163									399,964				399,964		84,854
Convertible note																					$ 1,895,248		1,221,539		$ 1,895,248		1,342,664	1,221,539
Effective interest rate												11.00%
Common Stock Par Value (in Dollars per share)		$ 1,519,857		$ 0.001								$ 0.001									$ 0.001				$ 0.001											$ 0.001
Conversion shares at percentage												75.00%
Repaid principal amount																									$ 1,258,442	$ 276,838	$ 456,233	492,665
Gross proceeds		$ 2,659,750		$ 3,407,250
Issuance of warrants (in Shares)																331,456											19,950
Promissory note																																					$ 660,000	$ 660,000
Exercise price (in Dollars per share)		$ 1.75		$ 4.5												$ 4.5																								$ 18
Beneficial conversion feature																												3,099,837
Maturity date, description																			The Notes mature on the second (2nd) anniversary of their issuance dates.
Loss on extinguishment of debt			$ 147,256													$ 4,915,327									147,256		1,025,555	(5,586,482)
Received proceeds																									$ 1,277,614	199,788	$ 747,937	1,501,661
Warrant issued (in Shares)																											6,667
Converted principal																												243,741
Common stock issued																										181,386	$ 791,386	$ 235,631
Related debt discount																							$ (17,068)
Converted principal																			(a) a 14% Convertible Secured Promissory Note (each a “March 2018 Note” and together the “March 2018 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at a conversion price of $12.00 per share (the “Conversion Price”), and (b) a four-year warrant (each a “Warrant and together the “Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into (“Warrant Shares”) at an exercise price of $12.00 per share (“Exercise Price”).								The February 2019 Convertible Note Offering consisted of (a) a 10% Convertible Promissory Note (each a “February 2019 Note” and together, the “February 2019 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at the lesser of (i) a fixed conversion price equal to $15.00 per share or (ii) the price provided to investors in connection with (a) any private placement offerings or one or more registered public offerings by the Company under the Securities Act, pursuant to which the Company receives monies in the amount greater than $1,500,000 in exchange for securities of the Company between February 21, 2019 and the date on which the Company’s consummates a listing onto a national securities exchange, or (b) any private placement offerings or one or more registered public offerings by the Company under the Securities Act in connection with its listing onto a national securities exchange (a “Qualified Offering”), and (b) a four-year stock purchase warrant (each a “Warrant and together the “Warrants”) to purchase a quantity of shares of the Company’s common stock up to thirty-three percent (33%) of the number of shares of common stock into which the underlying Notes may be converted, at an exercise price of $18.00 per share (“Exercise Price”).
Common stock per value (in Dollars per share)																					$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001						$ 1
Converted shares principal (in Shares)																											7,278
Warrants issued (in Shares)																258,750					4,000,000				4,000,000
Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount of convertible notes (in Shares)																												59,774
Common stock issued																										$ 45	$ 295	$ 24
The march 2018 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Unpaid interest																														$ 51,293
Converted principal amount																												50,000
The July 2021 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes								$ 168,850
Note accrues interest rate								6.00%																							6.00%
Common stock, par value (in Dollars per share)								$ 0.001
Conversion shares percentage								75.00%
Debt discount																					$ 15,850				$ 15,850		15,850
Debt issuance costs																					3,000				3,000		$ 3,000
Derivative liability																					100,532				100,532
Converted of principal amount																					168,850				168,850
Unpaid interest																									$ 4,605
Conversion Shares (in Shares)																									109,435
Debt discount																					96,803				$ 96,803
Promissory note																																$ 168,850
Maturity date, description																											Upon default or 180 days after issuance the July 2021 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 75% of average the lowest three trading prices of the Company’s common stock on the fifteen-trading day immediately preceding the date of the respective conversion.
Accrued interest																											$ 4,941
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Unpaid interest													$ 37,425
Debt discount																					$ 37,163				37,163
Convertible note													$ 337,163
Effective interest rate													11.00%
Common Stock Par Value (in Dollars per share)											$ 0.001
Conversion shares at percentage											75.00%
Repaid principal amount																									$ 112,275
Interest of agreement																					11.00%				11.00%
Price per shares (in Dollars per share)	[1]
Warrant issued (in Shares)
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount											$ 1,895,391
Gross proceeds											$ 4,000,000
Conversion Price Per Share (in Dollars per share)											$ 2
Issuance of warrants (in Shares)											4,000,000
Interest of agreement																					18.00%				18.00%
Price per shares (in Dollars per share)	[1]																				$ 2				$ 2
Warrant issued (in Shares)																									4,000,000
The May 2022 Convertible Note Offering [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common Stock Par Value (in Dollars per share)											$ 1
The May 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance of warrants (in Shares)											4,000,000
The february 2018 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																				$ 37,350
Debt issuance costs																			$ 725,000	$ 316,875
Unpaid interest																													$ 19,758	86,544
Conversion Shares (in Shares)																				6,041
Issuance of warrants (in Shares)																			24,223	60,416
Secured debt																			$ 250,000
Accrued interest																			40,675
Fair value derivative liability																			181,139
Convertible secured promissory note, description																				The February 2018 Convertible Note Offering consisted of a maximum of $750,000 of units of the Company’s securities (each, a “February 2018 Unit” and collectively, the “February 2018 Units”), with each February 2018 Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a “February 2018 Convertible Note” and together the “February 2018 Convertible Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“February 2018 Conversion Shares”) at a conversion price of $12.00 per share (the “February 2018 Note Conversion Price”), and (b) a five-year warrant (each a “February 2018 Offering Warrant and together the “February 2018 Offering Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the February 2018 Convertible Notes can be converted into (“February 2018 Warrant Shares”) at an exercise price of $12.00 per share (“February 2018 Warrant Exercise Price”). The February 2018 Offering Notes mature on the second (2nd) anniversary of their issuance dates. The February 2018 Offering Notes are secured by a second priority security interest in the Company’s assets up to $1,000,000.
Placement fees																				$ 94,250
Percentage of convertible redeemable debentures																											10.00%
Conversion shares fair value																				$ 74,881
Converted principal amount																												75,000		940,675
Un paid principal amount																							$ 781					781
The march 2018 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																											$ 254,788
Debt issuance costs																			770,000
Unpaid interest																			$ 140,600									17,949
Issuance of warrants (in Shares)																			15,947								80,114
Secured debt																			$ 50,000
Accrued interest																			767
Fair value derivative liability																			$ 84,087
Convertible secured promissory note, description																											The March 2018 Convertible Note Offering consisted of a maximum of $900,000, with an over-allotment option of an additional $300,000 of units of the Company’s securities (each, a “March 2018 Unit” and collectively, the “March 2018 Units”), with each March 2018 Unit consisting of (a) a 14% Convertible Secured Promissory Note (each a “March 2018 Note” and together the “March 2018 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at a conversion price of $12.00 per share (the “Conversion Price”), and (b) a four-year warrant (each a “Warrant and together the “Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into (“Warrant Shares”) at an exercise price of $12.00 per share (“Exercise Price”). The March 2018 Notes mature on the second (2nd) anniversary of their issuance dates.
Converted principal amount																														$ 886,367
Repaid principal amount																												25,000
Repaid of interest																												9,364
The february 2019 convertible note offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																											$ 222,632
Unpaid interest																												416,786
Repaid principal amount																												348,136
Issuance of warrants (in Shares)																											44,396
Convertible secured promissory note, description																											The February 2019 Convertible Note Offering consisted of (a) a 10% Convertible Promissory Note (each a “February 2019 Note” and together, the “February 2019 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at the lesser of (i) a fixed conversion price equal to $15.00 per share or (ii) the price provided to investors in connection with (a) any private placement offerings or one or more registered public offerings by the Company under the Securities Act, pursuant to which the Company receives monies in the amount greater than $1,500,000 in exchange for securities of the Company between February 21, 2019 and the date on which the Company’s consummates a listing onto a national securities exchange, or (b) any private placement offerings or one or more registered public offerings by the Company under the Securities Act in connection with its listing onto a national securities exchange (a “Qualified Offering”), and (b) a four-year stock purchase warrant (each a “Warrant and together the “Warrants”) to purchase a quantity of shares of the Company’s common stock up to thirty-three percent (33%) of the number of shares of common stock into which the underlying Notes may be converted, at an exercise price of $18.00 per share (“Exercise Price”). During the year ended December 31, 2019 a total of 44,396 Warrants were issued in conjunction with The February 2019 Convertible Note Offering.
Converted principal amount																												1,963,567
Repaid of interest																												0
Promissory note																							1,993,025					1,993,025
The november 2019 convertible note offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																											$ 84,377
Debt issuance costs																											79,933
Unpaid interest																												77,785
Convertible note																													479,500
Converted principal amount																												559,433
Accounts Payable into offering																													$ 318,678
Offering discount percentage																		10.00%
Common stock, par value (in Dollars per share)																		$ 1
Exercise price (in Dollars per share)																		$ 13.5
Unpaid accrued interest																		$ 13.5
Beneficial conversion feature																											4,444
The january 2020 convertible note offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																											$ 12,473
Unpaid interest																												8,275
Convertible note																							87,473					87,473
Convertible secured promissory note, description																											The January 2020 Convertible Note Offering consisted of (a) a 12% Convertible Promissory Note (each a “January 2020 Note” and together, the “January 2020 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at the lesser of (i) a fixed conversion price equal to $13.50 per share or (ii) the price provided to investors in connection with (a) any private placement offerings or one or more registered public offerings by the Company under the Securities Act, pursuant to which the Company receives monies in the amount greater than $1,500,000 in exchange for securities of the Company, or (b) any private placement offerings or one or more registered public offerings by the Company under the Securities Act in connection with its listing onto a national securities exchange (a “Qualified Offering”).The January 2020 Notes mature on the first (6th) month anniversary of their issuance dates. If an event of default occurs and is not cured within 30 days of the Company receiving notice, the notes will be convertible at 80% multiplied by the lowest VWAP of the common stock during the five (5) consecutive trading day period immediately preceding the date of the respective conversion, and a default interest rate of 24% will become effective. The Conversion Price of the January 2020 Note are subject to adjustment for issuances of the Company’s common stock or any equity linked instruments or securities convertible into the Company’s common stock at a purchase price of less than the prevailing Conversion Price or Exercise Price. Such adjustment shall result in the Conversion Price being reduced to such lower purchase price, subject to carve-outs as described therein. The Company recorded a $12,473 debt discount relating to original issue discount associated with these notes. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. During the year ended December 31, 2020, the Company converted $87,473 of principal and $8,275 of unpaid interest into the September 2020 Equity Raise.The First February 2020 Convertible Loan Agreement On February 4, 2020, the Company entered into a loan agreement (the “First February 2020 Loan Agreement”) with an individual (the “First February 2020 Lender”), whereby the First February 2020 Lender issued the Company a promissory note of $85,000 (the “First February 2020 Note”). Pursuant to the First February 2020 Loan Agreement, the First February 2020 Note has interest of ten percent (10%). The First February 2020 Note are convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at the lesser of (i) a fixed conversion price equal to $12.00 per share or (ii) the price provided to investors in connection with (a) any private placement offerings or one or more registered public offerings by the Company under the Securities Act, pursuant to which the Company receives monies in the amount greater than $1,500,000 in exchange for securities of the Company, or (b) any private placement offerings or one or more registered public offerings by the Company under the Securities Act in connection with its listing onto a national securities exchange (a “Qualified Offering”). The First February 2020 Notes mature on the first (6th) month anniversary of their issuance dates. In the event that the Offering’s Purchasers do not choose to convert the Notes into the Common Stock on or prior to the Maturity Dates and the Notes have not been repaid or an event of default occurs as defined in the Notes, the notes will be convertible at the lesser of the fixed conversion price or 65% multiplied by the lowest trade of the common stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion and a default interest rate of 15% will be applied. The Conversion Price of the First February 2020 Note are subject to adjustment for issuances of the Company’s common stock or any equity linked instruments or securities convertible into the Company’s common stock at a purchase price of less than the prevailing Conversion Price or Exercise Price. Such adjustment shall result in the Conversion Price being reduced to such lower purchase price, subject to carve-outs as described therein. The Company recorded a $8,000 debt discount relating to original issue discount associated with these notes. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. During the year ended December 31, 2020, the Company repaid $158,065 in principal and $0 in interest. The Second February 2020 Convertible Loan Agreement On February 11, 2020, the Company entered into a loan agreement (the “Second February 2020 Loan Agreement”) with an individual (the “Second February 2020 Lender”), whereby the Second February 2020 Lender issued the Company a promissory note of $200,000 (the “Second February 2020 Note”). Pursuant to the Second February 2020 Loan Agreement, the Second February 2020 Note has interest of twelve percent (12%). As additional consideration for entering in the Second February 2020 convertible Loan Agreement, the Company issued a five-year warrant to purchase 6,666 shares of the Company’s common stock at a purchase price of $15.00 per share. The Second February 2020 Note is convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at the lesser of (i) a fixed conversion price equal to $13.50 per share or (ii) the price provided to investors in connection with (a) any private placement offerings or one or more registered public offerings by the Company under the Securities Act, pursuant to which the Company receives monies in the amount greater than $1,500,000 in exchange for securities of the Company, or (b) any private placement offerings or one or more registered public offerings by the Company under the Securities Act in connection with its listing onto a national securities exchange (a “Qualified Offering”).
Maturity date, description																											The January 2020 Notes mature on the first (6th) month anniversary of their issuance dates. If an event of default occurs and is not cured within 30 days of the Company receiving notice, the notes will be convertible at 80% multiplied by the lowest VWAP of the common stock during the five (5) consecutive trading day period immediately preceding the date of the respective conversion, and a default interest rate of 24% will become effective.
Converted principal amount																												87,473
The first february 2020 convertible loan agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate																																							10.00%
Debt discount																											$ 8,000
Convertible note																																							$ 85,000
Un paid principal amount																							0					0
Maturity date, description																											The First February 2020 Notes mature on the first (6th) month anniversary of their issuance dates. In the event that the Offering’s Purchasers do not choose to convert the Notes into the Common Stock on or prior to the Maturity Dates and the Notes have not been repaid or an event of default occurs as defined in the Notes, the notes will be convertible at the lesser of the fixed conversion price or 65% multiplied by the lowest trade of the common stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion and a default interest rate of 15% will be applied.
Common stock, par value (in Dollars per share)																																							$ 1
Fixed conversion price per share (in Dollars per share)																											$ 12
Principal amount of convertible notes																											$ 1,500,000
Repayment of principal																												158,065
The second february 2020 convertible loan agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate										12.00%
Debt discount																											$ 33,340
Unpaid interest																												0
Convertible note										$ 200,000
Issuance of warrants (in Shares)										6,666
Converted principal amount																												125,000
Exercise price (in Dollars per share)										$ 15
Maturity date, description																											The Second February 2020 Note matures on the first (12th) month anniversary of its issuance date. In the event that the Offering’s Purchasers do not choose to convert the Notes into the Common Stock on or prior to the Maturity Date and the Note is unpaid, the note will be convertible at the lesser of the fixed conversion price or 75% multiplied by the lowest trade of the common stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion.
Common stock, par value (in Dollars per share)										$ 1
Fixed conversion price per share (in Dollars per share)																											$ 13.5
Principal amount of convertible notes																											$ 1,500,000
Loss on extinguishment of debt																											136,115
Repaid principal amount																												175,000
Repaid principal interest																												0
The third february 2020 convertible loan agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate																	12.00%
Unpaid interest																												100,603
Convertible note																	$ 385,000
Gross proceeds																												350,010
Converted principal amount																	$ 1,500,000										$ 1,500,000	1,500,000
Maturity date, description																											The Third February 2020 Note matures on the first (12th) month anniversary of their issuance dates. In the event that the Offering’s Purchasers do not choose to convert the Notes into the Common Stock on or prior to the Maturity Dates and the note is unpaid, the notes will be convertible at the lower of the fixed conversion price or 75% multiplied by the lowest trade of the common stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion.
Common stock, par value (in Dollars per share)																	$ 1
Fixed conversion price per share (in Dollars per share)																											$ 4.5
Received proceeds																	$ 864,950
Description of debt instrument																											In accordance with ASC 470-50, since the present value of the cash flows under the new debt instrument was at least ten percent different from the present value of the remaining cash flows under the terms of the original debt instrument, the Company accounted for the note exchange as described above as a debt extinguishment. The Company recorded a loss on debt extinguishment of $535,041. This represents the fair value of the warrants issued $445,705 and a debt premium of $89,336. The note has an effective interest rate of 24%. The Company recorded a debt discount of $160,714. This is made up of an original issue discount of $250,050 less a debt premium of $89,336.
April Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt issuance costs																											$ 50,010
Converted principal amount																												350,010
Common stock, par value (in Dollars per share)																											$ 1
Interest of agreement																											12.00%
Price per shares (in Dollars per share)																											$ 13.5
Converted principal unpaid interest																												16,916
June Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt issuance costs																											$ 67,500
Repaid principal amount																												490,800
Repaid of interest																												16,944
Promissory note																											$ 550,000
Exercise price (in Dollars per share)																											$ 274,578
Common stock, par value (in Dollars per share)																																					$ 1
Interest of agreement																											12.00%
Warrant issued (in Shares)														49,603													49,603
Common stock par value (in Shares)														11.55
Converted principal																											$ 5,424
Converted pricipal amount																												59,200
The First July 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate									10.00%
Debt discount																											68,000
Repaid of interest																											3,400
Common stock, par value (in Dollars per share)									$ 1
Principal amount of convertible notes																											68,000
Principal amount of convertible notes (in Shares)									68,000
Derivative liability																											112,743
Derivative liability																											44,743
Common stock issued																											$ 35,469
The Second July 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																												250,000
Repaid of interest																												0
Promissory note																																			$ 250,000
Common stock, par value (in Dollars per share)																											$ 1
Interest of agreement																											12.00%
Related debt discount																											$ 46,750
Debt discount related to original issue																											$ 71,329
The July 2020 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Common Stock Par Value (in Dollars per share)																											$ 1
Gross proceeds																								$ 390,000
Unpaid accrued interest																							3,436					$ 3,436
Common stock, par value (in Dollars per share)																											$ 1
Interest of agreement																											12.00%
Common stock par value (in Shares)																											12.75
Related debt discount																											$ 38,215
Debt discount related to original issue																											$ 158,078
Convertible note offering issued (in Shares)																											30,589
Converted principal																												$390,000
The August 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																											$ 65,000
Derivative liability																											$ 120,759
Conversion shares at percentage																											61.00%
Converted principal amount																											$ 68,000
Repaid of interest																											$ 3,400
Promissory note																																	$ 68,000
Common stock, par value (in Dollars per share)																											$ 1
Interest of agreement																											12.00%
Derivative liability																											$ 55,759
Common stock issued																											29,859
Related debt discount																											3,000
The September 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes																							341,880					$ 341,880
Note accrues interest rate															12.00%
Debt discount																											146,393
Debt issuance costs																											68,255
Unpaid interest																											$ 46,200
Promissory note															$ 385,000
Maturity date, description															Upon default or 180 days after issuance the Second July 2020 Note is convertible into shares of the Company’s common stock, par value $.001 per share equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.
Interest of agreement																											12.00%
Price per shares (in Dollars per share)	[1]
Warrant issued (in Shares)																											85,555
Warrants purchase of common stock (in Shares)																											85,555
Repaid shares (in Shares)																											341,880
The October 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes																							169,400					169,400
Note accrues interest rate							6.00%
Debt discount																											19,400
Derivative liability																											$ 74,860
Promissory note							$ 169,400
Interest of agreement																											6.00%
Price per shares (in Dollars per share)	[1]
Warrant issued (in Shares)
Common stock per value (in Dollars per share)							$ 0.001
Converted shares principal (in Shares)																											169,400
Interest on conversion shares																											$ 4,620
Shares issued (in Shares)																											55,631
The First December 2020 convertible Loan Agreement
Convertible Notes Payable (Details) [Line Items]
Promissory notes						$ 600,000																	600,000					600,000
Note accrues interest rate						12.00%
Debt discount																											110,300
Unpaid interest																											$ 4,340
Maturity date, description						Upon default the First December 2020 Note is convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.
Interest of agreement																											12.00%
Price per shares (in Dollars per share)	[1]
Warrant issued (in Shares)
Common stock issued						$ 45,000
Repaid shares (in Shares)																											600,000
Shares issued (in Shares)																											45,000
The Second December 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes																							169,400					169,400
Note accrues interest rate																											6.00%
Debt discount																											$ 18,900
Derivative liability																											108,880
Unpaid interest																											$ 4,605
Conversion Shares (in Shares)																											74,706
Promissory note																							$ 169,400					$ 169,400
Maturity date, description																												Upon default the Second December 2020 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 75% of average the lowest three trading prices of the Company’s common stock on the fifteen-trading day immediately preceding the date of the respective conversion.
Interest of agreement																											6.00%
Price per shares (in Dollars per share)	[1]
Warrant issued (in Shares)
Repaid shares (in Shares)																											168,900
The May 2021 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																											$ 1,601,452
Debt issuance costs																											539,509
Gross proceeds					$ 3,690,491
Conversion Price Per Share (in Dollars per share)					$ 5
Maturity date, description					The May 2021 Convertible Note matures on November 14, 2022.
Common stock, par value (in Dollars per share)					$ 1
Debt discount related to original issue																											$ 666,669
Repaid shares (in Shares)																											933,334
Warrants issued (in Shares)					1,090,908																						1,090,908
Converted principal amount																											$ 4,666,669

[1]	As subject to adjustment as further outlined in the notes